DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
Dividends On Ordinary Shares [Abstract]
DIVIDENDS ON ORDINARY SHARES	10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:
For the year ended 31 December

						Group
	2025	2024	2023	2025	2024	2023
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year - first interim	—	7.88	5.86	—	556	414
In respect of current year - second interim	—	10.47	15.92	—	739	1,124
	—	18.35	21.78	—	1,295	1,538
In 2025, no dividends were paid on the Company's ordinary shares in issue (2024: £1,295m, 2023: £1,538m) as, in anticipation of the proposed acquisition of TSB by Santander UK (subject to regulatory approvals and other consents), the Board passed a resolution in August 2025 to cancel the interim dividends that had been declared at 30 June 2025. In 2025, none (2024: £804m, 2023: £750m) of the dividends were special dividends. These were paid following review and approval by the Board in line with our dividend policy.